Financial Costs and (Gain)/Loss on Derivatives - (Gain)/Loss on Derivatives (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
(Gain)/Loss on Derivatives
Unrealized (gain)/loss on derivative financial instruments held for trading	$ 30,781	$ (74)	$ 51,931	$ (17,235)
Ineffective portion of cash flow hedges	(2)	267	(49)	530
Total (gain)/loss on derivatives	30,799	(1,167)	51,043	(18,938)
Interest rate swaps held for trading
(Gain)/Loss on Derivatives
Unrealized (gain)/loss on derivative financial instruments held for trading	31,951	(3,838)	52,705	(20,151)
Realized (gain)/loss on derivative financial instruments held for trading	(1,226)	(1,003)	(2,961)	(390)
Forward foreign exchange contracts held for trading
(Gain)/Loss on Derivatives
Unrealized (gain)/loss on derivative financial instruments held for trading	(1,170)	3,764	(774)	2,916
Realized (gain)/loss on derivative financial instruments held for trading	$ 1,246	$ (357)	$ 2,122	$ (1,843)